Events after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
5.35 Events after the reporting period
IXIARO® new Supply Contract with the U.S. Government
Valneva SE signed a new $32.8 million contract with the United States (U.S.) Department of Defense (DoD) for the supply of its Japanese encephalitis (JE) vaccine, IXIARO. Under this new one year contract, the DoD will buy a minimum of $32.8 million worth of IXIARO vaccines and has the possibility to purchase additional doses during the coming twelve months